FINANCIAL RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 189,614	$ 98,067
Loans and debentures	311,620	361,097
Liability measured at fair value	25,822	14,387
Within One Year [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	189,614	98,232
Loans and debentures	99,548	84,518
Provision for mine closure and restoration	5,661	9,674
Lease liabilities	17,647	12,305
Liability measured at fair value	5,976	3,915
short-term	318,446	208,644
Two To Three Years [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Loans and debentures	227,787	196,356
Provision for mine closure and restoration	4,190	5,431
Lease liabilities	12,488	14,937
Liability measured at fair value	5,868	4,332
short-term	250,333	221,056
Four To Five Year [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Loans and debentures	128,074	146,976
Provision for mine closure and restoration	3,491	8,132
Lease liabilities	154
Liability measured at fair value	8,274	4,882
short-term	139,993	159,990
Within 1 Year [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Loans and debentures	28,160	46,140
Provision for mine closure and restoration	85,286	35,049
Lease liabilities	46
Liability measured at fair value	24,705	22,860
short-term	138,197	104,049
Total [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	189,614	98,232
Loans and debentures	483,569	473,990
Provision for mine closure and restoration	98,628	58,286
Lease liabilities	30,335	27,242
Liability measured at fair value	44,823	35,989
short-term	$ 846,969	$ 693,739